NOTES PAYABLE RELATED PARTIES	6 Months Ended
Mar. 31, 2017
Notes to Financial Statements
NOTE 6. NOTES PAYABLE RELATED PARTIES

On March 30, 2016, the Company assumed $772,970 of demand notes payable in the acquisition of LMB.The principal balance of the notes payable to our Chairman, Leonard Mazur, was $760,470 and the principal balance of the notes payable to our Chief Executive Officer, Myron Holubiak, was $12,500. Notes with a principal balance of $704,000 accrue interest at the prime rate plus 1.0% per annum and notes with a principal balance of $68,970 accrue interest at 12% per annum. In April 2016, $600,000 of the prime rate plus 1.0% demand notes payable and accrued interest of $1,985 was repaid to Leonard Mazur.

The Board of Directors has authorized revolving demand promissory notes with Leonard Mazur in an aggregate principal amount of up to $2,500,000, of which $1,850,000 is outstanding at March 31, 2017.

On September 7, 2016, the Company issued a $500,000 demand promissory note to our Chairman, Leonard Mazur which matures on demand by the lender. The Company then issued $1,350,000 of additional demand promissory notes to Leonard Mazur during the six months ended March 31, 2017 which mature on the earlier of December 31, 2017 or demand by the lender. These notes accrue interest at the prime rate plus 1%.

Interest expense on notes payable – related parties was $19,851 and $33,079 for the three and six months ended March 31, 2017.